Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	CALVERT IMPACT FUND INC
Central Index Key	0001121624
Amendment Flag	false
Document Creation Date	Jan. 30, 2017
Document Effective Date	Feb. 01, 2017
Prospectus Date	Feb. 01, 2017
Calvert Small Cap Fund | Class A
Risk/Return:
Trading Symbol	CCVAX
Calvert Small Cap Fund | Class C
Risk/Return:
Trading Symbol	CSCCX
Calvert Small Cap Fund | Class Y
Risk/Return:
Trading Symbol	CSCYX
Calvert Small Cap Fund | Class I
Risk/Return:
Trading Symbol	CSVIX
Calvert Global Energy Solutions Fund | Class A
Risk/Return:
Trading Symbol	CGAEX
Calvert Global Energy Solutions Fund | Class C
Risk/Return:
Trading Symbol	CGACX
Calvert Global Energy Solutions Fund | Class Y
Risk/Return:
Trading Symbol	CGAYX
Calvert Global Energy Solutions Fund | Class I
Risk/Return:
Trading Symbol	CAEIX
Calvert Global Water Fund | Class A
Risk/Return:
Trading Symbol	CFWAX
Calvert Global Water Fund | Class C
Risk/Return:
Trading Symbol	CFWCX
Calvert Global Water Fund | Class Y
Risk/Return:
Trading Symbol	CFWYX
Calvert Global Water Fund | Class I
Risk/Return:
Trading Symbol	CFWIX
Calvert Green Bond Fund | Class A
Risk/Return:
Trading Symbol	CGAFX
Calvert Green Bond Fund | Class Y
Risk/Return:
Trading Symbol	CGYFX
Calvert Green Bond Fund | Class I
Risk/Return:
Trading Symbol	CGBIX